Financial Instruments and Risk Management (Tables)	3 Months Ended
Mar. 31, 2023
Financial Instruments and Risk Management Disclosure [Abstract]
Schedule of foreign currency risk
	March 31, 2023	December 31, 2022
	($)	($)
Cash	4,928,781	245,858
Accounts payable and accrued liabilities	(112,631)	(93,630)
	4,816,150	152,228